Basis of Presentation net earnings or earnings per share (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue	$ 372,077	$ 204,507	$ 695,146	$ 407,712	$ 960,156	$ 1,217,052	$ 2,045,422
COGS	308,488	153,405	577,914	311,134	757,934	937,730	1,631,199
Gross margin	63,589	51,102	117,232	96,578	202,222	279,322	414,223
SG&A	43,346	33,357	90,150	71,812	147,931	163,310	182,315
Net earnings	$ 13,352	4,291	$ 12,983	7,294	(18,455)	88,257	152,128
As previously reported
Statements [Line Items]
Revenue		204,507		407,712	960,156	1,217,052	2,045,422
COGS		148,828		302,485	740,602	918,873	1,616,337
Gross margin		55,679		105,227	219,554	298,179	429,085
SG&A		37,934		80,461	165,263	182,167	197,177
Net earnings		$ 4,291		$ 7,294	(18,455)	88,257	152,128
Reclassification
Statements [Line Items]
COGS					17,332	18,857	14,862
Gross margin					(17,332)	(18,857)	(14,862)
SG&A					(17,332)	(18,857)	(14,862)
Revised
Statements [Line Items]
Revenue					960,156	1,217,052	2,045,422
COGS					757,934	937,730	1,631,199
Gross margin					202,222	279,322	414,223
SG&A					147,931	163,310	182,315
Net earnings					$ (18,455)	$ 88,257	$ 152,128